Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates Revenue of Product Categories

The Company disaggregates its revenue on the basis of product categories as follows:

	For the Fiscal Years Ended June 30,
	2025	%	2024	%	2023	%
Basic chemical	$524,640,932	65.8%	$517,028,431	76.9%	$459,370,162	83.1%
Plastic particles	272,389,920	34.2%	144,501,261	21.5%	61,124,868	11.1%
Other products	117,788	0.0%	11,133,005	1.6%	32,031,152	5.8%
Total revenue	$797,148,640	100%	$672,662,697	100%	$552,526,182	100%

The Company disaggregates its revenue on the basis of payment types as follows:

	For the Fiscal Years Ended June 30,
	2025	%	2024	%	2023	%
Prepaid sales	$684,821,498	85.9%	$572,256,802	85.1%	$532,972,031	96.5%
Sales on credit	112,327,142	14.1%	100,405,895	14.9%	19,554,151	3.5%
Total revenue	$797,148,640	100%	$672,662,697	100%	$552,526,182	100%

Schedule of Property Plant and Equipment Estimated Useful Lives and Residual Value	Estimated useful lives and residual value are as follows:
	Residual Value	Useful life
Buildings	5%	36 years
Transportation equipment	5%	5 years
Office and electronic equipment	nil	3 years

Schedule of Amortization of Finite-lived Intangible Assets Using the Straight-line Method Over the Estimated Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:
Useful life
Land use right	50 years
Software	3 years

Schedule of Foreign Currency Exchange Transactions	The following table outlines the currency exchange rates that were used in creating the Company’s consolidated financial statements:
	June 30, 2025	June 30, 2024
Balance sheet items, except for equity accounts	$1=RMB7.1636	$1=RMB7.2672

	For the Years Ended June 30,
	2025	2024	2023
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	$1=RMB7.2142	$1=RMB7.2248	$1=RMB6.9536